Commitments and Contingencies - Schedule of Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies
Total	$ 5,876,507
2017	505,577
2018	425,449
2019	1,308,892
2020	283,450
2021	1,129,874
Thereafter	2,223,265
Long-term debt
Commitments and Contingencies
Total	3,390,000
2017	0
2018	0
2019	990,000
2020	0
2021	900,000
Thereafter	1,500,000
Capital lease obligations
Commitments and Contingencies
Total	297,268
2017	32,984
2018	36,511
2019	40,370
2020	44,733
2021	46,131
Thereafter	96,539
Interest on long-term debt and capital lease obligations
Commitments and Contingencies
Total	1,487,520
2017	252,940
2018	248,424
2019	212,318
2020	175,799
2021	136,673
Thereafter	461,366
Satellite-related obligations
Commitments and Contingencies
Total	636,702
2017	192,878
2018	131,741
2019	59,254
2020	56,233
2021	41,063
Thereafter	155,533
Operating lease obligations
Commitments and Contingencies
Total	65,017
2017	26,775
2018	8,773
2019	6,950
2020	6,685
2021	6,007
Thereafter	$ 9,827